Stockholders' Equity (Deficit)	12 Months Ended
Mar. 31, 2020
Equity [Abstract]
STOCKHOLDERS' EQUITY (DEFICIT)

NOTE 11: STOCKHOLDERS' EQUITY (DEFICIT)

Ecoark Holdings Preferred Stock

On March 18, 2016, the Company created 5,000 shares of "blank check" preferred stock, par value $0.001. On August 21, 2019 (the "Effective Date"), the Company and two accredited investors entered into a Securities Purchase Agreement pursuant to which the Company sold and issued to the investors an aggregate of 2 shares of Series B Convertible Preferred Stock, par value $0.001 per share at a price of $1,000 per share.

Pursuant to the Securities Purchase Agreement, the Company issued to each investor a warrant (a "Warrant") to purchase a number of shares of common stock of the Company, par value $0.001 per share ("Common Stock"), equal to the number of shares of Common Stock issuable upon conversion of the Series B Preferred Stock purchased by the investor. Each Warrant has an exercise price equal to $0.51, subject to full ratchet price only anti-dilution provisions in accordance with the terms of the Warrants (the "Exercise Price") and is exercisable for five years after the Effective Date. In addition, if the market price of the Common Stock on the 11 month anniversary of the closing date of the offering is less than $0.51, holder of the warrants shall be entitled to receive additional shares of common stock based on the number of shares of common stock that would have been issuable upon conversion of the Series B Convertible Preferred Stock had the initial conversion price been equal to the market price at such time (but not less than $0.25) less the number of shares of common stock issued or issuable upon exercise of the Series B Convertible Preferred Stock based on the $0.51 conversion price.

The Company also agreed to amend the current exercise price of the warrants that the investors received in connection with the Securities Purchase Agreements dated March 14, 2017 (the "March Warrants") and May 22, 2017 (the "May Warrants" and, together with the March Warrants, the "Existing Securities"). The Existing Securities have a current exercise price of $0.59, which was amended from $2.50 on July 12, 2019. The current exercise price for the Existing Securities shall be amended to reduce the exercise price to $0.51 on August 21, 2019, subject to adjustment pursuant to the provisions of the Existing Securities.

Each share of the Series B Preferred Stock has a par value of $0.001 per share and a stated value equal to $1,000 (the "Stated Value") and is convertible at any time at the option of the holder into the number of shares of Common Stock determined by dividing the stated value by the conversion price of $0.51, subject to certain limitations and adjustments (the "Conversion Price").

The Company received gross proceeds from the Private Placement of $2,000, before deducting transaction costs, fees and expenses payable by the Company. The Company intends to use the net proceeds of the Private Placement to support the Company's general working capital requirements.

As required by the Securities Purchase Agreement, each director and officer of the Company has previously entered into a lock-up agreement with the Company whereby each director and officer has agreed that during the period commencing from the Effective Date until 120 days after the Effective Date, such director or officer will not offer, sell, contract to sell, hypothecate, pledge or otherwise dispose of or enter into any transaction to dispose of, or establish or increase a put position or liquidate or decrease a call position, with respect to any share of Common Stock or securities convertible, exchangeable or exercisable into, shares of Common Stock. On August 21, 2019, the Company issued 300 shares of common stock to advisors that assisted with the securities purchase agreement and exchange agreement.

On October 15, 2019, nearly all the Series B Preferred Stock shares were converted into 3,761 shares of Common Stock.

On November 11, 2019, the Company and two accredited investors entered into a securities purchase agreement (the "Securities Purchase Agreement") pursuant to which the Company sold and issued to the investors an aggregate of 1 share of Series C Convertible Preferred Stock, par value $0.001 per share (the "Series C Preferred Stock"), at a price of $1,000 per share (the "Private Placement").

Pursuant to the Securities Purchase Agreement, the Company issued to each investor a warrant (a "Warrant") to purchase a number of shares of common stock of the Company, par value $0.001 per share ("Common Stock"), equal to the number of shares of Common Stock issuable upon conversion of the Series C Preferred Stock purchased by the Investor. Each Warrant has an exercise price equal to $0.73, subject to full ratchet price only anti-dilution provisions in accordance with the terms of the Warrants (the "Exercise Price") and is exercisable for five years after the Effective Date. In addition, if the market price of the Common Stock for the five trading days prior to July 22, 2020 is less than $0.73, holder of the warrants shall be entitled to receive additional shares of common stock based on the number of shares of common stock that would have been issuable upon conversion of the Series C Convertible Preferred Stock had the initial conversion price been equal to the market price at such time (but not less than $0.25) less the number of shares of common stock issued or issuable upon exercise of the Series C Convertible Preferred Stock based on the $0.73 conversion price.

Each share of the Series C Preferred Stock has a par value of $0.001 per share and a stated value equal to $1,000 (the "Stated Value") and is convertible at any time at the option of the holder into the number of shares of Common Stock determined by dividing the stated value by the conversion price of $0.73, subject to certain limitations and adjustments (the "Conversion Price").

The Company received gross proceeds from the Private Placement of $1,000. The Company intends to use the net proceeds of the Private Placement to support the Company's general working capital requirements.

As required by the Securities Purchase Agreement, each director and officer of the Company has previously entered into a lock-up agreement with the Company whereby each director and officer has agreed that during the period commencing from the Effective Date until 120 days after the Effective Date, such director or officer will not offer, sell, contract to sell, hypothecate, pledge or otherwise dispose of or enter into any transaction to dispose of, or establish or increase a put position or liquidate or decrease a call position, with respect to any share of Common Stock or securities convertible, exchangeable or exercisable into, shares of Common Stock.

Ecoark Holdings Common Stock

The Company has 100,000 shares of common stock, par value $0.001 which were authorized on March 18, 2016. On March 31, 2020 this amount was increased to 200,000, par value $0.001.

On May 31, 2019, the Company acquired Trend Discovery Holdings, Inc. for 5,500 shares of common stock. The value of this transaction was $3,237.

On July 12, 2019, the Company entered into an exchange agreement with investors that are the holders of March and August 2018 warrants. As a result of a cashless exercise, the Company issued 4,277 shares of the Company's common stock to the investors. Upon the issuance of the 4,277 shares, the March and August 2018 warrants for 5,677 shares were extinguished. The fair value of the shares issued was $3,293, and the fair value of the warrants was $2,455 resulting in a loss of $839 that was recognized on the exchange. On August 21, 2019, the Company issued 300 shares to advisors that assisted with the securities purchase agreement and exchange agreement.

On October 15, 2019, nearly all the Series B Preferred Stock shares were converted into 3,761 shares of Common Stock. On October 28, 2019, the Company issued 2,243 shares of the Company's common stock to investors in exchange for the March and May 2017 warrants. Upon the issuance of the 2,243 shares, the March and May 2017 warrants were extinguished. The fair value of the shares issued was $2,186, and the fair value of the warrants was $1,966 resulting in a loss of $220 that was recognized on the exchange. On October 31, 2019, the Company issued 120 shares of common stock for services rendered. On December 20, 2019, the Company issued 128 shares of common stock for services rendered. A loss of $100 was recognized related to the issuance of the 248 shares. On December 24, 2019, the Company issued 247 shares of common stock for services to be rendered in 2020.

On February 21, 2020, the Company issued 8 shares of common stock for services valued at $7.

On January 27, 2020, the Company exercised the 3,922 warrants which were granted in August 2019 into common shares.

On March 27, 2020, the Company and Banner Energy, a Nevada corporation ("Banner Parent"), entered into a Stock Purchase and Sale Agreement (the "Banner Purchase Agreement") to acquire Banner Midstream Corp., a Delaware corporation ("Banner Midstream"). Pursuant to the acquisition, Banner Midstream will became a wholly-owned subsidiary of the Company and Banner Parent received shares of the Company's common stock in exchange for all of the issued and outstanding shares of Banner Midstream.

The Company issued 8,945 shares of common stock (which Banner Parent issued to certain of its noteholders) and assumed $11,771 in debt of Banner Midstream. The Company's Chief Executive Officer and another director recused themselves from all board discussions on the acquisition of Banner Midstream as they are stockholders and/or noteholders of Banner Midstream. The transaction was approved by all of the disinterested members of the Board of Directors of the Company. The Chairman and CEO of Banner Parent is a former officer of the Company and has maintained a relationship with the Company as a consultant.

On March 31, 2020, the Company converted all principal and interest in the Trend Discovery SPV I, LLC credit facility into shares of the Company's common stock. The conversion of approximately $2,525 of principal and $290 of accrued interest resulted in the issuance of 3,855 shares of common stock at a value of $0.59 per share. As a result of the conversion, there are no amounts outstanding as of March 31, 2020.

As of March 31, 2020, 85,876 total shares were issued and 85,291 shares were outstanding, net of 585 treasury shares.

Changes in the warrants are described in the table below for the years ended March 31:

	2020		2019
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	9,206	$2.12	10,577	$4.37
Granted	13,426	$0.72	3,177	$2.00
Exercised	(11,633)	$(1.25)	-
Cancelled	(2,877)	$(5.16)	-
Expired	(-)	$-	(4,547)	$5.17
Ending balance	8,122	$1.12	9,206	$2.12
Intrinsic value of warrants	$-

Weighted Average Remaining Contractual Life (Years)	4.6		3.0

The originally granted March 2017 (1,000 at an exercise price of $5.50) and May 2017 (1,875 at an exercise price of $5.00) warrants were replaced with October 2019 (2,243) warrants with a new exercise price of $0.59. The March 2017 and May 2017 are reflected as cancelled and the October 2019 are included in warrants granted.

Share-based Compensation Expense

Share-based compensation for employees is included in salaries and salary related costs and directors and services are included in professional fees and consulting in the consolidated statement of operations as follows for the years ended March 31:

	2013 Incentive Stock Plan	2017 Omnibus Incentive Plan	Non- Qualified Stock Options	Common Stock	Warrants	Total
2020
Directors	$-	$200	$334	$-	$-	$534
Employees	-	568	1,556	-	-	2,124
Services	-	245	196	717	-	1,158
	$-	$1,013	$2,086	$717	$-	$3,816

2019
Directors	$-	$400	$-	$-	$-	$400
Employees	270	356	2,066	-	-	2,692
Services	-	(14)	-	-	-	(14)
Services prepaid expense	-	-	-	-	-	-
	$270	$742	$2,066	$-	$-	$3,078

Modification of Awards

During the three months ended December 31, 2017, the Compensation Committee of the Board of Directors of the Company issued option awards to individuals in replacement of existing restricted stock and restricted stock unit awards previously granted. In addition, the Committee approved 2,909 new option awards that vest over a four-year period to induce certain employees to accept the replacement options, to compensate them for diminution in value of their existing awards and in consideration of a number of other factors, including each individual's role and responsibility with the Company, their years of service to the Company, and market precedents and standards for modification of equity awards. With respect to the replacement options, grantees agreed to exchange the existing awards covering 2,718 shares of the Company's common stock and were granted replacement options to purchase 2,926 shares of the Company's common stock at an exercise price set at 100% of the fair market value of the Company's stock price on the effective date of the grants. In consideration of the agreements, the majority of replacement options vested immediately upon grant. The new option awards vest in twelve equal installments, with the first installment vesting on January 15, 2018, and additional installments vesting on the last day of each of the eleven successive three-month periods, subject to continued employment by the Company. The replacement options were issued under the 2017 Omnibus Incentive Plan or 2013 Incentive Stock Plan to correspond with the plan under which the existing awards were issued. The new options were not granted under any of the Company's existing equity compensation plans.

In accordance with ASU 2017-09 Compensation – Stock Compensation (Topic 718) Scope of Modification Accounting, the Company recognized the total compensation cost measured at the date of a modification which is the sum of the portion of the grant-date fair value of the original award for which the requisite service is expected to be rendered (or has already been rendered) at that date and the incremental cost resulting from the modification. The replacement and new options had a fair value of $10,290, of which $4,507 (including $3,286 of fair value adjustments to the new instruments) was recognized as share-based compensation in the three months ended December 31, 2017 and the remaining $5,783 will be recognized in periods through December 2021.

During the three months ended March 31, 2018, the Compensation Committee of the Board of Directors of the Company issued option awards to individuals in replacement of existing restricted stock and restricted stock unit awards previously granted. With respect to the replacement options, grantees agreed to exchange the existing awards covering 300 shares of the Company's common stock and were granted replacement options to purchase 300 shares of the Company's common stock at an exercise price set at 100% of the fair market value of the Company's stock price on the effective date of the grants. The replacement options vest according to the original vesting schedule of the awards exchanged. The replacement options were issued under the 2013 Incentive Stock Plan to correspond with the plan under which the existing awards were issued.

In accordance with ASU 2017-09 Compensation – Stock Compensation (Topic 718) Scope of Modification Accounting, the Company recognized the total compensation cost measured at the date of a modification which is the sum of the portion of the grant-date fair value of the original award for which the requisite service is expected to be rendered (or has already been rendered) at that date and the incremental cost resulting from the modification. The replacement options had a fair value of $467, which was less than the fair value of the existing awards exchanged and therefore an incremental share-based compensation cost was not recognized and the $467 will be recognized in periods through December 2018.

On June 6, 2020 the Board Compensation Committee approved the modification of an executive's stock option as allowable by the Company's 2013 Incentive Stock Option Plan and 2017 Omnibus Stock Plan to amend the strike price of the executive's 3,362,500 stock option grant from $2.60 per share to $0.73 per share.

Non-Qualified Stock Options

As previously described, new option awards were granted to induce individuals in replacement of existing restricted stock and restricted stock unit awards previously granted. The individuals were granted options to purchase 2,909 shares of Company common stock that vest at a rate of 25% per year from 2018 to 2021, subject to continued employment by the Company. As with the replacement options, the new options have an exercise price set at 100% of the fair market value of the Company's stock price on the effective date of the grant. Share-based compensation costs of $1,684 for grants not yet recognized will be recognized as expense through 2021, subject to any change for actual versus estimated forfeitures. The new options were not granted under any of the Company's existing equity compensation plans, however they have terms consistent with terms of the plans.

The Company records share-based compensation in accordance with ASC 718 for employees and ASC 505 for non-employees. Management valued the options utilizing the Black-Scholes model with the following criteria: stock price - $2.60; exercise price - $2.60; expected term – 4 years; discount rate – 2.03%; and volatility – 97%.

In 2019, the Company entered into a settlement agreement with a former consultant which provided for the issuance of options for 7 shares of common stock in addition to other terms. The options entitle the holders to purchase shares of common stock for $0.98 per share through November 2023. Management valued the options utilizing the Black-Scholes model with the following criteria: stock price - $0.98; exercise price - $0.98; expected term – 4 years; discount rate – 2.51%; and volatility – 148%.

In 2020, the Company granted 5,560 options to consultants, board members and employees for the non-qualified stock options as well as the options granted under the 2017 Omnibus plan below, that vest over time in service-based grants. The options were valued under the Black-Scholes model with the following criteria: stock price range of - $0.50 - $1.35; range of exercise price - $0.50 - $1.35; expected term – 4 years; discount rate – 1.12%; and volatility – average of 84%.

Changes in the non-qualified stock options are described in the table below for the years ended March 31:

	2020		2019
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	2,916	$2.60	2,909	$2.60
Granted	5,560	$0.57	7	$0.98
Exercised	-		-
Cancelled	(254)	$(2.60)	-
Forfeited	-		-
Ending balance	8,222	$1.22	2,916	$2.60
Intrinsic value of options	$372

Weighted Average Remaining Contractual Life (Years)	8.7		8.5

2013 Incentive Stock Plan

The 2013 Incentive Stock Plan was registered on February 7, 2013. Under the 2013 Incentive Stock Plan, the Company may grant incentive stock in the form of stock options, stock awards and stock purchase offers of up to 5,500 shares of common stock to Company employees, officers, directors, consultants and advisors. The type of grant, vesting provisions, exercise price and expiration dates are to be established by the Board at the date of grant. At the time of the Merger, 5,497 shares were available to issue under the 2013 Incentive Stock Plan.

As previously described, during the three months ended March 31, 2018, new option awards were granted to individuals in replacement of existing restricted stock and restricted stock unit awards previously granted. With respect to the replacement options, grantees agreed to exchange the existing awards covering 300 shares of the Company's common stock and were granted 300 replacement options to purchase shares of Company common stock at an exercise price set at 100% of the fair market value of the Company's stock price on the effective date of the grants. The replacement options vest according to the original vesting schedule of the awards exchanged through December 2018. The replacement options were issued under the 2013 Incentive Stock Plan to correspond with the plan under which the existing awards were issued.

Share-based compensation costs have been fully recognized as expense through December 31, 2018.

The Company records share-based compensation in accordance with ASC 718 for employees and ASC 505 for non-employees. Management valued the options utilizing the Black-Scholes model with the following criteria ranges: stock price - $2.10 to $2.60 exercise price - $2.10 to $2.60; expected term – 4.0 to 5.2 years; discount rate – 2.22% to 2.7%; and volatility – 95 to 105%. Changes in the options under the 2013 Incentive Stock Plan are described in the table below for the years ended March 31:

	2020		2019
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	2,353	$2.52	2,563	$2.52
Granted	-		-
Options granted in exchange for shares	-		-
Exercised	-		-
Expired/Cancelled	(495)		-
Forfeited	(125)		(210)
Ending balance	1,733	$2.52	2,353	$2.52
Intrinsic value of options	$-

Weighted Average Remaining Contractual Life (Years)	7.6		8.6

A summary of the activity for service-based grants as of March 31, 2020 and 2019 is presented below for the years ended March 31:

	2020		2019
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	-	$-	105	$4.90
Granted	-
Issued	-		(96)
Expired	-		-
Forfeited	-		(9)
Options granted in exchange for shares	-		-
Ending balance	-	$-	-	$-

Weighted Average Remaining Contractual Life (Years)	-		-

A reconciliation of the shares available and issued under the 2013 Incentive Stock Plan is presented in the table below for the years ended March 31:

	2020	2019
Beginning available	454	235
Shares modified to options	-	-
Options in exchange for shares	-	-
Shares forfeited	-	219
Ending available	454	454

Vested stock awards (1)	4,414	2,353

Beginning number of shares issued	2,681	2,585
Issued	-	96
Cancelled	-	-
Ending number of shares issued	2,681	2,681

(1)	For 2020, Includes 2,681 of vested RSU's and 1,773 of vested stock options

2017 Omnibus Incentive Plan

The 2017 Omnibus Incentive Plan was registered on June 14, 2017. Under the 2017 Omnibus Incentive Plan, the Company may grant nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units, and other awards. Awards of up to 4,000 shares of common stock to Company employees, officers, directors, consultants and advisors are available under the 2017 Omnibus Incentive Plan. The type of grant, vesting provisions, exercise price and expiration dates are to be established by the Board at the date of grant.

As previously described, new option awards were granted to individuals in replacement of existing restricted stock and restricted stock unit awards previously granted. With respect to the replacement options, grantees agreed to exchange the existing awards covering 525 shares of the Company's common stock and were granted 663 replacement options to purchase shares of Company common stock at an exercise price set at 100% of the fair market value of the Company's stock price on the effective date of the grants. In consideration of the agreements, the majority of the replacement options vested immediately upon grant. The remaining replacement options will vest in equal installments through July 2020, subject to continued employment by the Company.

Share-based compensation costs of approximately $629 for grants not yet recognized will be recognized as expense through October 2023 subject to any changes for actual versus estimated forfeitures.

	2020		2019
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	1,870	$1.54	1,374	$2.76
Granted	879	$1.21	1,034	$0.93
Shares modified to options	-	-	-	-
Exercised	-		-
Cancelled	(78)		-
Forfeited	-		(538)
Ending balance	2,671	$1.54	1,870	$1.54
Intrinsic value of options	$-

Weighted Average Remaining Contractual Life (Years)	9.2		9.2

A summary of the activity for service-based RSUs as of March 31, 2020 and March 31, 2019 is presented below for the years ended March 31:

	2020		2019
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	-	$-	50	$2.60
Granted	-		-	-
Issued	-		(25)
Expired	-		-
Forfeited	-		(25)
Options granted in exchange	-
Ending balance	-	$-	-	$-

Weighted Average Remaining Contractual Life (Years)	-		-

Additional information regarding the RSUs is presented in the table below as of and for the years ended March 31:

	2020	2019
Total market value of shares/units vested	$-	$-
Share-based compensation expense for RSUs	$-	$(254)
Total tax benefit related to RSU share-based compensation expense	$-	$-
Cash tax benefits realized for tax deductions for RSUs	$-	$-

At March 31, 2019, there was no unrecognized compensation cost related to non-vested RSUs with a weighted average vesting period of 0 years.

A reconciliation of the total shares available and issued under the 2017 Omnibus Incentive Plan is presented in the table below for the years ended March 31:

	2020	2019
Beginning available	1,615	2,111
Shares granted	(604)	(1,034)
Shares modified to options	-	-
Options in exchange for shares	(-)	(-)
Shares expired	-	-
Shares forfeited	215	538
Ending available	1,226	1,615

Vested stock awards (1)	2,451	905

Beginning number of shares issued	490	465
Issued	-	25
Cancelled	-	-
Ending number of shares issued	490	490

(1)	For 2020, Includes 490 of vested RSU's and 1,961 of vested stock options